S000053132 [Member] Average Annual Total Returns - UBS Select Government Preferred Fund	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	2.40%	1.97%
Performance Inception Date			Jun. 28, 2016